Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience fees | (per share)	¥ 7.0999	$ 1
Inventory amount (in Yuan Renminbi)			¥ 399,439
Inventory write-downs (in Yuan Renminbi)	399,439
Property and equipment, net amount (in Yuan Renminbi)	213,369		153,880
Depreciation expense (in Yuan Renminbi)	40,984		60,837	78,000
Good impairment (in Yuan Renminbi)			7,712,011
Accrued impairment charge (in Yuan Renminbi)	197,466,973		106,182,780
Accrued impairment charge (in Yuan Renminbi) | $					$ 0
Provided impairment against software and technology (in Yuan Renminbi)	4,641,741		1,425,226
Contract liability (in Yuan Renminbi)	¥ 290,028,010		23,531,132
Gross sales price	16.00%	16.00%
Net loss (in Yuan Renminbi)	¥ (382,813,263)	$ (53,918,103)	(196,583,046)	52,930,624
Accumulated deficit (in Yuan Renminbi)	291,805,140
Cash used in operating activities (in Yuan Renminbi)	¥ 15,159,956	$ 2,135,249	¥ 94,222,109	¥ 147,773,587
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]	nil	nil
Cash and cash equivalents (in Yuan Renminbi)	¥ 18,175,959
Accounts receivable percentage			10.00%
Statutory surplus rate	10.00%	10.00%
Registered capital	50.00%	50.00%
Tax profit rate	10.00%	10.00%
General reserve fund	50.00%	50.00%
Variable interest (in Yuan Renminbi)	¥ 23,557,710		¥ 23,599,304
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable percentage	42.00%	42.00%
Percentage of total revenue	21.00%			33.00%	33.00%	21.00%
Contract liabilities percentage	68.00%	68.00%	32.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable percentage	28.00%	28.00%
Percentage of total revenue	16.00%			14.00%	14.00%	16.00%
Contract liabilities percentage	15.00%	15.00%	13.00%
Three Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable percentage	15.00%	15.00%
Percentage of total revenue	12.00%			13.00%	13.00%	12.00%
Contract liabilities percentage			12.00%
Four Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	11.00%					11.00%
Contract liabilities percentage			12.00%
Five Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities percentage			11.00%
One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	38.00%	38.00%	60.00%	39.00%	39.00%
Percentage of accounts payable			82%
Percentage of short-term prepayments	75.00%	75.00%	19.00%
Percentage of accounts payable	65.00%	65.00%
Two Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	13.00%	13.00%	15.00%	12.00%	12.00%
Percentage of short-term prepayments	24.00%	24.00%	11.00%
Three Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	9.00%	9.00%	13.00%	12.00%	12.00%
Percentage of short-term prepayments			11.00%
Four Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			12.00%	12.00%	12.00%
Percentage of short-term prepayments			10.00%
Four Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	6.00%	6.00%
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue			37.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue			12.00%
Customer Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued impairment charge (in Yuan Renminbi)			¥ 10,714,000
Purchased educational contents [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge (in Yuan Renminbi)	¥ 31,399,370		106,097,876
Licensed copyrights [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge (in Yuan Renminbi)	166,067,603		84,904
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Due to related parties (in Yuan Renminbi)	¥ 47,505,624		¥ 52,711,457			$ 6,691,027